SCHEDULE OF CONTRACT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Contract Assets
Revenue recognized to date	$ 9,117	$ 10,272
Less: Progress billings to date	(3,431)	(5,601)
Contract assets	$ 5,686	$ 4,671